Income Taxes	12 Months Ended
Dec. 26, 2010
Notes to Financial Statements
Income Taxes

The (benefit) provision for income taxes of ($24) and $5 for the fiscal years ended December 26, 2010 and December 27, 2009 is comprised principally of state franchise taxes.

Significant components of deferred income tax assets and liabilities as of December 26, 2010 and December 27, 2009 are as follows:

	December 26, 2010	December 27, 2009
Deferred tax assets:
Net operating loss carryforwards	$13,135	$13,304
Accrued expenses and other, net	474	457
	13,609	13,761
Deferred tax liabilities:
Embedded derivatives	27	43
Depreciation	(1)	8
Prepaid expenses	7	7
Deferred tax asset	13,567	13,703
Less valuation allowance	(13,598)	(13,703)
Net deferred tax liability	$(22)	$—

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax assets and liabilities, expected future taxable income and tax planning strategies in making this assessment. Management has considered the Company's history of generating tax losses and its accumulated deficit as significant negative evidence as to the realizability of its deferred tax assets. Accordingly, at December 26, 2010 and December 27, 2009, the Company has established valuation allowances against its deferred tax assets.

At December 26, 2010 the Company has net operating loss carryforwards (“NOLs”) for federal income tax purposes of $34,458, which are available to offset future federal taxable income, if any. Such net operating losses expire from 2022 through 2028.  The utilization of these NOLs may be subject to limitations based upon changes in ownership of the Company pursuant to Internal Revenue Code Section 382.  The Company has determined that an ownership change had occurred as of July 14, 2006 (see Note 3 above “the Merger Agreement”).  The Company records a valuation allowance against deferred tax assets to the extent that it is more likely than not that some portion, or all of, the deferred tax assets will not be realized.  Due to the significant doubt as to the Company’s ability to ulitize its deferred tax assets, a valuation allowance for the full amount of the deferred tax assets has been established.

FASB ASC 740 (formerly known as FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109," which establishes that the financial statement effects of a tax position taken or expected to be taken in a tax return are to be recognized in the financial statements when it is more likely than not, based on the technical merits, that the position will be sustained upon examination. FASB ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

The Company evaluated its tax positions as of December 26, 2010 and December 27, 2009, which had no effect on its financial position, results of operations or cash flows as the Company did not have any uncertain tax positions.  The Company’s practice is to recognize interest and/or penalties related to income tax matters in income tax expense.  As of December 26, 2010 and December 27, 2009, the Company had no accrued interest or penalties and has no uncertain tax positions subject to examination by the relevant tax authorities. The Company files a consolidated U.S. federal income tax return as well as unitary income and sales tax returns in New York. The Internal Revenue Service (“IRS”) has completed examinations of the Company’s federal returns for taxable years prior to 1993.  While there are no tax audits in progress, the Company’s years ended December 2008-2010 remains subject to State and IRS audits.